Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
16.
Leases

Right-of-use assets consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Buildings	12,588	13,154
Vehicles	149	107
IT and telecommunication	49	71
Total	12,786	13,332

Lease liabilities consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Lease liabilities – current	2,757	2,851
Lease liabilities – non-current	12,878	13,352
Total	15,635	16,203

Additions related to new contracts and additions related to modifications of existing contracts to the right-of-use assets and liabilities were €3.3 million and €3.1 million for the year ended December 31, 2025 and 2024, respectively.

Currency translation differences included in right-of-use assets were €0.6 million and €0.4 million for the year ended December 31, 2025 and 2024, respectively.

Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense. Short-term leases are leases with a lease term of 12 months or less. Low-value assets have a value of less than €5 thousand.

Expenses related to right-of-use assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation expenses of right-of-use assets	2025	2024	2023
	(Euros in thousands)
Buildings	(3,137)	(3,213)	(3,265)
Laboratory equipment	—	(115)	(360)
Vehicles	(72)	(64)	(72)
IT and telecommunication	(22)	(25)	(26)
Total	(3,231)	(3,417)	(3,723)
Interest expenses from leases	(946)	(886)	(801)
Expenses relating to short-term leases	—	—	(1,548)
Expenses relating to low-value assets	(109)	(85)	(86)

The total cash payments for leases were €4.0 million, €4.2 million and €4.8 million for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025, the Group has committed lease payments associated with lease liabilities of €15.6 million, of which €2.8 million will occur in the next 12 months. The remaining lease payments will occur between January 1, 2026 and June 30, 2033.

The Group has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises judgement in determining whether these extension options are reasonably certain to be exercised.

The undiscounted potential future lease payments, which relate to periods after the exercise date of renewal options and are not included in lease liabilities, amount up to €27.8 million until 2043 for the year ended December 31, 2025 and up to €29.3 million until 2043 for the year ended December 31, 2024. For commitments for future lease payments, refer to Note 22.